Intangible assets - Other intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets - Other intangible assets
Intangible assets, beginning balance	€ 2,914	€ 2,697	€ 2,470
Net additions and disposals	1,469	1,538	1,768
Change in scope of consolidation	12	414	(124)
Amortization and impairment	(1,370)	(1,577)	(1,286)
Exchange differences and other	69	(158)	(131)
Intangible assets, end balance	3,094	2,914	2,697
Impairment losses	117	174	11
Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Intangible assets, beginning balance	(5,386)	(4,848)	(3,873)
Change in scope of consolidation	(1)	(64)
Amortization and impairment	(1,253)	(1,403)	(1,275)
Application of amortization and impairment	1,035	694	716
Exchange differences and other	173	235	(416)
Intangible assets, end balance	(5,432)	(5,386)	(4,848)
Accumulated impairment
Intangible assets - Other intangible assets
Intangible assets, beginning balance	(240)	(297)	(423)
Amortization and impairment	(117)	(174)	(11)
Addition	(118)
Liberation	1
Application of amortization and impairment	117	111	185
Exchange differences and other	86	120	(48)
Intangible assets, end balance	(154)	(240)	(297)
Brand names | Gross carrying amount
Intangible assets - Other intangible assets
Intangible assets, beginning balance	35	39	49
Net additions and disposals			1
Application of amortization and impairment			(11)
Exchange differences and other	1	(4)
Intangible assets, end balance	€ 36	€ 35	€ 39
IT developments | Minimum
Intangible assets - Other intangible assets
Estimated useful life	3 years	3 years	3 years
IT developments | Maximum
Intangible assets - Other intangible assets
Estimated useful life	7 years	7 years	7 years
IT developments | Gross carrying amount
Intangible assets - Other intangible assets
Intangible assets, beginning balance	€ 6,945	€ 6,558	€ 5,411
Net additions and disposals	1,468	1,470	1,726
Change in scope of consolidation	1	42
Application of amortization and impairment	(1,102)	(679)	(890)
Exchange differences and other	(178)	(446)	311
Intangible assets, end balance	7,134	6,945	6,558
IT developments | Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Intangible assets, beginning balance	(4,721)	(4,240)	(3,353)
Change in scope of consolidation	(1)	(14)
Amortization and impairment	(1,153)	(1,310)	(1,168)
Application of amortization and impairment	985	627	716
Exchange differences and other	147	216	(435)
Intangible assets, end balance	(4,743)	(4,721)	(4,240)
Other intangibles | Gross carrying amount
Intangible assets - Other intangible assets
Intangible assets, beginning balance	1,560	1,245	1,306
Net additions and disposals	1	68	41
Change in scope of consolidation	12	436	(124)
Application of amortization and impairment	(50)	(126)
Exchange differences and other	(13)	(63)	22
Intangible assets, end balance	1,510	1,560	1,245
Other intangibles | Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Intangible assets, beginning balance	(665)	(608)	(520)
Change in scope of consolidation		(50)
Amortization and impairment	(100)	(93)	(107)
Application of amortization and impairment	50	67
Exchange differences and other	26	19	19
Intangible assets, end balance	€ (689)	€ (665)	€ (608)